Equity - Summary of Movements in Treasury Shares (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [line items]
Balance at the beginning of the year	¥ 3,497
Acquisitions during the year	17,706	¥ 4	¥ 3
Disposals during the year	28		(22)
Balance at the end of the year	18,284	3,497
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at the beginning of the year	3,497	3,493	3,505
Acquisitions during the year	17,706	4	3
Disposals during the year	(34)		(15)
Share exchange	(2,885)
Balance at the end of the year	¥ 18,284	¥ 3,497	¥ 3,493